Business Segment Information (Schedule Of Earnings Before Income Tax) (Details) (USD $)	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Segment Reporting Information [Line Items]
Consolidated EBIT	$ 79,500,000	$ 73,600,000	$ 70,600,000
Less: interest expense	(2,493,000)	(3,977,000)	(7,450,000)
Earnings before income tax	76,958,000	69,665,000	63,172,000
Utility Solutions [Member]
Segment Reporting Information [Line Items]
Consolidated EBIT	54,300,000	67,400,000	62,500,000
Test [Member]
Segment Reporting Information [Line Items]
Consolidated EBIT	18,600,000	12,200,000	14,100,000
Filtration [Member]
Segment Reporting Information [Line Items]
Consolidated EBIT	30,800,000	19,500,000	18,100,000
Corporate (Loss) [Member]
Segment Reporting Information [Line Items]
Consolidated EBIT	$ (24,200,000)	$ (25,500,000)	$ (24,100,000)